Midwest Group of Funds(R)

        MIDWEST TRUST

        312 Walnut St., 21st Floor
        Cincinnati, Ohio 45202-3874
        Nationwide (Toll Free) 800-543-8721
        Cincinnati 629-2000
        Rate Line 579-0999

        Shareholder Services
        Nationwide (Toll Free) 800-543-0407
        Cincinnati 629-2050

        BOARD OF TRUSTEES

        Dale P. Brown
        Gary W. Heldman
        H. Jerome Lerner
        Robert H. Leshner
        Richard A. Lipsey
        Donald J. Rahilly
        Fred A. Rappoport
        Oscar P. Robertson
        Robert B. Sumerel

        OFFICERS

        Robert H. Leshner, President
        John F. Splain, Secretary
        Mark J. Seger, Treasurer

        INVESTMENT ADVISER/UNDERWRITER

        MIDWEST GROUP FINANCIAL SERVICES, INC.
        312 Walnut St., 21st Floor
        Cincinnati, Ohio 45202-3874

        TRANSFER AGENT

        MGF SERVICE CORP.
        P.O. Box 5354
        Cincinnati, Ohio 45201-5354

        This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Midwest Trust.

                                    INCOME

                                 TOTAL RETURN

                                    Annual
                                    Report

                              September 30, 1996

                             Short Term Government
                                  INCOME FUND



                           Institutional Government
                                  INCOME FUND



                               Intermediate Term
                                  Government
                                  INCOME FUND



                                Adjustable Rate
                                U.S. Government
                                SECURITIES FUND



                                    Global
                                   BOND FUND

LETTER FROM THE PRESIDENT
==============================================================================

Dear Fellow Shareholders:

We are pleased to present the audited annual report for Midwest Trust for the fiscal year ended September 30, 1996.

U.S. Government securities continue to represent the investment safety standard of the world, with the United States issuing more than 35% of the world's debt securities. In fact, if buying patterns remain stable for the remainder of the year, 1996 will be the second consecutive year of record buying, indicating the increasing popularity of U.S. Treasuries with foreign investors. With an unmatched record of credit quality, U.S. Government bonds continue to provide opportunities for conservative investors. As in the past, U.S. Government bond funds within Midwest Trust provide high-quality alternatives for investors seeking current income consistent with protection of capital.

The Adjustable Rate U.S. Government Securities Fund has the strongest credit rating possible from Standard & Poor's Ratings Group, as well as a low risk rating indicating that the Fund exhibits very low sensitivity to changing market conditions. As investors begin their year-end tax planning, they may have proceeds available for reinvestment from the sale of securities. For those who may be too wary to invest those proceeds back into equities, the Adjustable Rate U.S. Government Securities Fund may be a good alternative, as it has the potential to outperform money market rates and the added possibility of upward movement in share price.

As globalization of the world economies continues, it is important for us to look at investment opportunities abroad. Continuous innovations in telecommunications and transportation bring the rest of the world closer to us every day. International business is no longer the exception; it is the rule.

The Midwest Global Bond Fund provides investors with access to global diversification. This high-quality Fund invests primarily in government securities of the United States and foreign countries. As domestic and foreign markets rarely fluctuate simultaneously, global investing offers the potential to help minimize portfolio volatility. Opportunities to participate in global economies will continue to expand as we move toward the next century. Portfolio exposure through global bond investing may be an excellent way to diversify while limiting portfolio volatility from a single market.

Midwest Group provides clients with opportunities to generate income through a variety of options. Whether you are saving for your children's educations, accumulating money for retirement or seeking current income as a retiree, Midwest Group can assist you in meeting your investment objectives.

Sincerely,
/s/ Robert H. Leshner
Robert H. Leshner
President
November 18, 1996

Photographic image of Robert H. Leshner.

MANAGEMENT DISCUSSION AND ANALYSIS
INTERMEDIATE TERM GOVERNMENT INCOME FUND
==============================================================================
The fiscal year ended September 30, 1996 was a difficult year for the fixed-income markets with interest rates generally moving higher. The benchmark 30-year Treasury bond began the fiscal year yielding 6.47% and ended the year yielding 6.92%. During the quarter ended December 31, 1995, the market found tremendous support in constructive budget negotiations between the Republican Congress and the Clinton Presidency. At the time, it appeared that a budget resolution would be reached, paving the way for the Federal Reserve Board to lower interest rates. The market was also aided by a softening economy and muted inflationary pressures. The yield on the 30-year Treasury bond reached a low of 5.95% in January 1996.

The next two quarters proved difficult beginning with the budget impasse and the partial shutdown of the U.S. government in the latter part of January. Market sentiment worsened, exacerbated by accelerating economic activity. Gross domestic product climbed to a torrid 4.7% growth rate for the quarter ended June 30, 1996, well in excess of the economy's long-term potential growth rate of around 2.5%. The Federal Reserve's bias changed from "easy money" to "tight money" with many investors wondering when, not if, interest rates would be raised. Long-term rates peaked in mid-June at 7.20%, then traded within a well-defined range through fiscal year-end as investors grappled with questions concerning the strength of the economy and the potential for inflation. For the twelve months ended September 30, 1996, the Lehman Brothers Intermediate Government Bond Index returned 5.10%.

The Intermediate Term Government Income Fund, positioned for an advancing market, performed well through January 1996. However, when market interest rates abruptly changed direction in February, the Fund suffered a loss of principal. The Fund underperformed the Lehman Brothers Intermediate Government Bond Index during the downturn due to its higher duration and convexity characteristics. Management responded by repositioning the portfolio to take advantage of the higher interest rate environment. By purchasing callable bonds with good call protection, the Fund was able to increase its yield while maintaining better-than-average upside potential. This allowed the Fund to outperform the Index in the latter part of the fiscal year as interest rates began trending lower. For the fiscal year ended September 30, 1996, the Fund's total returns (excluding the impact of applicable sales loads) were 3.55% and 3.03% for Class A shares and Class C shares, respectively.

Our outlook for the next several months remains constructive. Economic activity appears to be moderating and inflation is nominal -- a boon to bonds. While the economy may rebound somewhat during the holiday season, our longer-term outlook is for economic growth at, or near, the economy's long-term potential. Management has worked to improve the call protection in the Fund and slightly extend the effective duration which should enhance performance in a lower interest rate environment. The portfolio remains over 50% invested in callable bonds to provide protection in the event rates move higher.


COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
INTERMEDIATE TERM GOVERNMENT INCOME FUND* AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX

LEHMAN BROTHERS INTERMEDIATE GOVT BOND INDEX:          INTERMED TERM GOVT INCOME FUND - CLASS A:
                    QTRLY                                                 QTRLY
DATE                RETURN            BALANCE          DATE               RETURN            BALANCE
09/30/86                              10,000           09/30/86                              9,800
12/31/86             2.49%            10,249           12/31/86            2.35%            10,030
03/31/87             1.18%            10,370           03/31/87            0.84%            10,114
06/30/87            -0.83%            10,284           06/30/87           -1.32%             9,981
09/30/87            -1.29%            10,151           09/30/87           -1.17%             9,864
12/31/87             4.60%            10,618           12/31/87            3.91%            10,250
03/31/88             3.13%            10,951           03/31/88            2.50%            10,507
06/30/88             0.97%            11,057           06/30/88            0.47%            10,556
09/30/88             1.56%            11,229           09/30/88            1.64%            10,730
12/31/88             0.60%            11,297           12/31/88            0.27%            10,758
03/31/89             1.04%            11,414           03/31/89            1.05%            10,871
06/30/89             6.64%            12,172           06/30/89            5.40%            11,458
09/30/89             1.13%            12,310           09/30/89            0.93%            11,565
12/31/89             3.41%            12,729           12/31/89            2.88%            11,899
03/31/90            -0.14%            12,711           03/31/90           -1.32%            11,742
06/30/90             3.14%            13,111           06/30/90            2.77%            12,067
09/30/90             1.94%            13,365           09/30/90            0.93%            12,180
12/31/90             4.34%            13,945           12/31/90            4.51%            12,729
03/31/91             2.20%            14,252           03/31/91            1.93%            12,975
06/30/91             1.69%            14,493           06/30/91            1.25%            13,136
09/30/91             4.75%            15,181           09/30/91            5.87%            13,908
12/31/91             4.82%            15,913           12/31/91            5.33%            14,650
03/31/92            -1.05%            15,746           03/31/92           -2.24%            14,321
06/30/92             3.88%            16,357           06/30/92            4.25%            14,931
09/30/92             4.38%            17,073           09/30/92            5.51%            15,754
12/31/92            -0.34%            17,015           12/31/92           -0.87%            15,616
03/31/93             3.74%            17,651           03/31/93            5.09%            16,411
06/30/93             1.96%            17,997           06/30/93            2.76%            16,863
09/30/93             2.11%            18,377           09/30/93            2.90%            17,353
12/31/93             0.15%            18,405           12/31/93           -0.71%            17,230
03/31/94            -1.85%            18,064           03/31/94           -4.07%            16,529
06/30/94            -0.56%            17,963           06/30/94           -1.88%            16,219
09/30/94             0.77%            18,101           09/30/94           -0.24%            16,180
12/31/94            -0.10%            18,083           12/31/94           -0.23%            16,143
03/31/95             4.16%            18,835           03/31/95            5.14%            16,973
06/30/95             4.67%            19,715           06/30/95            5.95%            17,983
09/30/95             1.55%            20,021           09/30/95            1.24%            18,206
12/31/95             3.34%            20,689           12/31/95            3.63%            18,866
03/31/96            -0.68%            20,549           03/31/96           -2.02%            18,484
06/30/96             0.67%            20,686           06/30/96            0.11%            18,504
09/30/96             1.72%            21,042           09/30/96            1.87%            18,851

Intermediate Term Government Income Fund
     Average Annual Total Returns

            1 Year     5 Years     10 Years     Since Inception
Class A     1.47%      5.84%       6.55%        8.68%
Class C     3.03%      N/A         N/A          2.67%

Past performance is not predictive of future performance.

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on February 6, 1981, and the initial public offering of Class C shares commenced on February 1, 1994.

MANAGEMENT DISCUSSION AND ANALYSIS
ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
==============================================================================
The fixed-income markets exhibited a high degree of volatility in the fiscal year ended September 30, 1996, almost completing a "mini" interest rate cycle. The year began with a positive tone as Congress and the President appeared to be nearing agreement on the national budget. This constructive fiscal backdrop, along with a moderating economy and muted inflation, allowed interest rates to move lower through the quarter ended December 31, 1995. The Federal Reserve Board, fearing sluggish economic growth, lowered short-term interest rates twice, by .25% in December 1995 and by an additional .25% in January 1996. Short-term rates bottomed-out two weeks later with the 1-year Treasury bill yielding 4.78%.

February marked a turning point in investor psychology as Congress and the President failed to reach agreement on the federal budget resulting in a partial shutdown of the U.S. government. This, combined with a revitalized economy, sent bond yields sharply higher. Spreads between interest rates on short-term and long-term Treasuries widened quickly, diminishing the incentive for mortgage holders to refinance out of adjustable rate mortgages (ARMs) and into fixed rate mortgages. The resulting slowdown in ARM prepayments allowed yield spreads to tighten versus U.S. Treasury securities. ARM securities traded in a relatively narrow range for the rest of the fiscal year, maintaining tight yield spreads relative to Treasuries. For the twelve months ended September 30, 1996, the Lehman Brothers ARM Index returned 6.50%.

The Adjustable Rate U.S. Government Securities Fund invests primarily in ARM securities which are fully-indexed to the 1-year Constant Maturity Treasury
(CMT). These generally conservative bonds exhibit very stable prepayment patterns. The prepayment profile, combined with the adjustable coupon, allows the fully-indexed ARM security to maintain an above average degree of price stability. When short-term interest rates moved higher after January 1996, fully-indexed, 1-year CMT ARMs actually increased in value as investors sought refuge in short-duration, mortgage-backed securities with stable prepayment patterns. Valuations on these securities remained attractive through fiscal year-end. As a result, the Fund was able to achieve total returns comparable to the Lehman Brothers ARM Index, but with considerably less volatility and risk. For the fiscal year ended September 30, 1996, the Fund's total returns (excluding the impact of applicable sales loads) were 6.32% and 5.77% for Class A shares and Class C shares, respectively.

The Fund currently intends to continue to invest in fully-indexed, 1-year CMT ARM securities in an effort to maintain a relatively stable net asset value. Fund management believes that short-term Treasury securities are currently fully valued in relation to economic fundamentals and that the Federal Reserve Board is likely to leave short-term interest rates unchanged for the foreseeable future. We will continue to pursue a conservative strategy for the Fund, attempting to maximize current yield while minimizing principal fluctuation.

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND* AND THE LEHMAN BROTHERS ARM INDEX

LEHMAN BROTHERS ARM INDEX:                              ADJUSTABLE RATE U.S. GOVT SEC FUND - CLASS A:
                     QTRLY                                              QTRLY
DATE                RETURN           BALANCE          DATE             RETURN             BALANCE
02/28/93                             10,000          02/28/93                              9,800
03/31/93             0.45%           10,045          03/31/93           0.63%              9,862
06/30/93             1.90%           10,236          06/30/93           1.19%              9,980
09/30/93             1.06%           10,345          09/30/93           1.04%             10,084
12/31/93             0.52%           10,398          12/31/93           0.95%             10,180
03/31/94            -0.44%           10,353          03/31/94           0.62%             10,242
06/30/94            -0.39%           10,312          06/30/94           0.32%             10,276
09/30/94             0.69%           10,383          09/30/94           0.19%             10,295
12/31/94             0.15%           10,399          12/31/94          -0.63%             10,230
03/31/95             4.20%           10,836          03/31/95           2.48%             10,484
06/30/95             3.12%           11,174          06/30/95           2.01%             10,695
09/30/95             1.69%           11,363          09/30/95           1.39%             10,844
12/31/95             2.25%           11,618          12/31/95           1.73%             11,032
03/31/96             1.10%           11,746          03/31/96           1.67%             11,216
06/30/96             1.13%           11,879          06/30/96           1.24%             11,355
09/30/96             1.87%           12,102          09/30/96           1.53%             11,529

Past performance is not predictive of future performance.

Adjustable Rate U.S. Government Securities Fund
     Average Annual Total Returns

           1 Year     Since Inception
Class A    4.19%         3.99%
Class C    5.77%         5.85%

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares commenced on February 10, 1993, and the initial public offering of Class C shares commenced on May 1, 1995.

MANAGEMENT DISCUSSION AND ANALYSIS
GLOBAL BOND FUND
==============================================================================
The Global Bond Fund seeks high total return, through both income and capital appreciation. The Fund invests primarily in high-grade domestic and foreign fixed-income securities geographically concentrated in Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States. The Fund may also invest up to ten percent of its total assets in global bonds issued in emerging markets. For the fiscal year ended September 30, 1996, the Fund's total returns (excluding the impact of applicable sales loads) were 4.88% and 4.10% for Class A shares and Class C shares, respectively. The Salomon Brothers World Government Bond Index returned 4.20% during this same period.

Management of the Fund uses an active country/currency allocation in liquid markets, based on a process of relative value analysis across countries. Focus is placed on financially healthy countries which management believes have the potential to produce the highest bond and currency returns on a relative basis. Careful analysis is made of each country's savings rate, monetary growth, monetary authorities, fiscal policy and political climate. Optimal country weightings are then assigned based upon twelve month expectations of investor confidence and market outlook. The Fund also utilizes various hedging techniques to reduce short-term volatility resulting from currency exchange rate fluctuations.

Country selections during the fiscal year generally had a positive impact on performance relative to the Salomon Brothers World Government Bond Index, as the Fund was comparatively overweighted in strong markets such as Italy (the best performing market for the period) and Denmark, while it was comparatively underweighted in weaker markets including Japan and the U.S. Although underweighted in U.S. bonds, the Fund typically maintained a neutral currency position relative to the U.S. dollar and was not hurt by the dollar's rise. The portfolio's duration position was generally longer than that of the Index and tended to benefit the Fund, although it did have a negative impact for the quarter ended March 31, 1996, when bond returns were weak.

Looking forward, management continues to see opportunity in the global bond markets. Inflation remains subdued globally, which is allowing real interest rates to come down further. We think that this process can continue given the tight fiscal policies which are in place throughout Europe and the dollar block. Monetary policy as well seems relatively tight given the moderate pace of economic expansion seen in the global economy. Japan remains the least attractive environment for investment due to its overly loose monetary and fiscal policies.


COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GLOBAL
   BOND FUND* AND THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX

SALOMON BROTHERS WORLD                                     GLOBAL BOND FUND - CLASS A:
GOVERNMENT BOND INDEX:
                  MONTHLY                                                MONTHLY
DATE               RETURN           BALANCE            DATE               RETURN               BALANCE
02/01/95                             10,000            02/01/95                                  9,600
02/28/95            2.56%            10,256            02/28/95            2.00%                 9,792
03/31/95            5.94%            10,865            03/31/95            6.47%                10,426
04/30/95            1.85%            11,066            04/30/95            1.30%                10,562
05/31/95            2.81%            11,377            05/31/95            1.93%                10,765
06/30/95            0.59%            11,444            06/30/95           -0.09%                10,756
07/31/95            0.24%            11,472            07/31/95            0.00%                10,756
08/31/95           -3.44%            11,077            08/31/95           -3.41%                10,389
09/30/95            2.23%            11,324            09/30/95            1.53%                10,547
10/31/95            0.75%            11,409            10/31/95            0.94%                10,647
11/30/95            1.13%            11,538            11/30/95            1.12%                10,766
12/31/95            1.05%            11,658            12/31/95            1.91%                10,972
01/31/96           -1.24%            11,514            01/31/96           -0.73%                10,891
02/29/96           -0.51%            11,456            02/29/96           -1.66%                10,711
03/31/96           -0.14%            11,440            03/31/96           -1.03%                10,600
04/30/96           -0.40%            11,394            04/30/96            0.95%                10,701
05/31/96            0.02%            11,397            05/31/96           -0.47%                10,651
06/30/96            0.79%            11,486            06/30/96            0.66%                10,721
07/31/96            1.92%            11,706            07/31/96            1.96%                10,931
08/31/96            0.39%            11,752            08/31/96            0.09%                10,941
09/30/96            0.41%            11,800            09/30/96            1.10%                11,062

Past performance is not predictive of future performance.

Global Bond Fund
Average Annual Total Returns
                  1 Year     Since Inception
Class A           0.68%       6.25%
Class C           4.10%       8.16%

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares and Class C shares each commenced on February 1, 1995.


STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1996
===================================================================================================================
                                                                                    MONEY MARKET FUNDS
===================================================================================================================
                                                                                SHORT TERM       INSTITUTIONAL
                                                                                GOVERNMENT        GOVERNMENT
                                                                               INCOME FUND        INCOME FUND
===================================================================================================================

ASSETS
Investments in securities:
   At acquisition cost...................................................    $  50,749,465     $  23,166,922
                                                                             ==============   ===============
   At amortized cost.....................................................    $  50,871,866     $  23,213,713
                                                                             ==============   ===============
   At value (Note 2) ....................................................    $  50,871,866     $  23,213,713
Investments in repurchase agreements (Note 2)............................       40,278,000        15,957,000
Cash ....................................................................              329                54
Interest receivable......................................................          374,341           231,551
                                                                             --------------   ---------------
   TOTAL ASSETS..........................................................       91,524,536        39,402,318
                                                                             --------------   ---------------

LIABILITIES
Dividends payable........................................................            5,758             9,480
Payable to affiliates (Note 4)...........................................           67,634             4,150
Other accrued expenses and liabilities...................................           11,660             6,624
                                                                             --------------   ---------------
   TOTAL LIABILITIES ....................................................           85,052            20,254
                                                                             --------------   ---------------


NET ASSETS  .............................................................    $  91,439,484     $  39,382,064
                                                                             ==============   ===============

Net assets consist of:
Capital shares...........................................................    $  91,436,514     $  39,406,966
Accumulated net realized gains (losses) from security transactions ......            2,970           (24,902)
                                                                             --------------   ---------------
Net assets ..............................................................    $  91,439,484     $  39,382,064
                                                                             ==============   ===============

Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5) ...................................       91,436,514        39,406,966
                                                                             ==============   ===============
Net asset value, offering price and redemption price per share (Note 2) .    $        1.00     $        1.00
                                                                             ==============   ===============

See accompanying notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1996
===================================================================================================================
                                                                                   GOVERNMENT BOND FUNDS
===================================================================================================================
                                                                                                 ADJUSTABLE
                                                                              INTERMEDIATE       RATE U.S.
                                                                                  TERM           GOVERNMENT
                                                                               GOVERNMENT        SECURITIES
                                                                               INCOME FUND          FUND
-------------------------------------------------------------------------------------------------------------------

ASSETS
Investments in securities:
   At acquisition cost...................................................    $  55,565,058     $  11,382,080
                                                                             ==============   ===============
   At amortized cost ....................................................    $  55,534,106     $  11,382,080
                                                                             ==============   ===============
   At value (Note 2) ....................................................    $  55,744,810     $  11,506,681
Investments in repurchase agreements (Note 2)............................          226,000           769,000
Cash ....................................................................              756                35
Interest receivable .....................................................        1,004,718            96,700
Receivable for capital shares sold.......................................           35,498            10,137
Receivable for principal paydowns........................................               --            62,507
Receivable from Adviser (Note 4).........................................               --             3,106
Other assets.............................................................            1,194             6,910
                                                                             --------------   ---------------
   TOTAL ASSETS .........................................................       57,012,976        12,455,076
                                                                             --------------   ---------------

LIABILITIES
Dividends payable .......................................................           28,745             4,468
Payable for capital shares redeemed .....................................           67,151            75,863
Payable to affiliates (Note 4) ..........................................           37,907             6,400
Other accrued expenses and liabilities...................................           13,230             7,900
                                                                             --------------   ---------------
   TOTAL LIABILITIES ....................................................          147,033            94,631
                                                                             --------------   ---------------

NET ASSETS  .............................................................    $  56,865,943     $  12,360,445
                                                                             ==============   ===============

Net assets consist of:
Capital shares ..........................................................    $  59,554,531     $  13,484,994
Accumulated net realized losses from security transactions...............       (2,899,292)       (1,249,150)
Net unrealized appreciation on investments ..............................          210,704           124,601
                                                                             --------------   ---------------
Net assets ..............................................................    $  56,865,943     $  12,360,445
                                                                             ==============   ===============

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ...............................    $  56,094,893     $  11,731,582
                                                                             ==============   ===============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ..................        5,348,350         1,195,580
                                                                             ==============   ===============
Net asset value and redemption price per share (Note 2)..................    $       10.49     $        9.81
                                                                             ==============   ===============
Maximum offering price per share (Note 2) ...............................    $       10.70     $       10.01
                                                                             ==============   ===============


PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ...............................    $     771,050     $     628,863
                                                                             ==============   ===============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5)...................           73,518            64,117
                                                                             ==============   ===============
Net asset value, offering price and redemption price per share (Note 2)..    $       10.49     $        9.81
                                                                             ==============   ===============

See accompanying notes to financial statements.


STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996
===================================================================================================================
                                                                                                 GLOBAL BOND
                                                                                                    FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost......................................................................   $  17,784,437
                                                                                              ===============
   At amortized cost .......................................................................   $  17,784,437
                                                                                              ===============
   At value (Note 2) .......................................................................   $  18,110,218
Cash .......................................................................................         352,228
Interest receivable ........................................................................         482,777
Receivable for capital shares sold..........................................................             555
Receivable for securities sold..............................................................       1,715,712
Other assets................................................................................           2,032
                                                                                              ---------------
   TOTAL ASSETS ............................................................................      20,663,522
                                                                                              ---------------

LIABILITIES
Payable for securities purchased............................................................       1,874,374
Payable for capital shares redeemed.........................................................          57,997
Payable to affiliates (Note 4) .............................................................          19,059
Net unrealized depreciation on forward foreign currency exchange contracts (Note 7).........           7,656
Other accrued expenses and liabilities......................................................          15,743
                                                                                              ---------------
   TOTAL LIABILITIES .......................................................................       1,974,829
                                                                                              ---------------

NET ASSETS  ................................................................................   $  18,688,693
                                                                                              ===============

Net assets consist of:
Capital shares .............................................................................   $  17,929,671
Undistributed net investment income.........................................................         287,907
Accumulated net realized gains from security and foreign currency transactions .............         155,206
Net unrealized appreciation on investments .................................................         325,781
Net unrealized depreciation on translation of assets and liabilities in foreign currencies..         (9,872)
                                                                                              ---------------
Net assets .................................................................................   $  18,688,693
                                                                                              ===============

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ..................................................   $  12,841,443
                                                                                              ===============
Shares of beneficial interest outstanding (unlimited number of
  shares authorized, no par value) (Note 5).................................................       1,164,325
                                                                                              ===============
Net asset value and redemption price per share (Note 2).....................................   $       11.03
                                                                                              ===============
Maximum offering price per share (Note 2) ..................................................   $       11.49
                                                                                              ===============

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ..................................................   $   5,847,250
                                                                                              ===============
Shares of beneficial interest outstanding (unlimited number of shares
   authorized, no par value) (Note 5).......................................................         535,423
                                                                                              ===============
Net asset value, offering price and redemption price per share (Note 2).....................   $       10.92
                                                                                              ===============

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
For the Year Ended September 30, 1996
===================================================================================================================
                                                                                     MONEY MARKET FUNDS
===================================================================================================================
                                                                               SHORT TERM       INSTITUTIONAL
                                                                               GOVERNMENT        GOVERNMENT
                                                                               INCOME FUND       INCOME FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income ......................................................    $   4,741,604     $   1,931,042
                                                                             --------------   ---------------

EXPENSES
   Investment advisory fees (Note 4) ....................................          419,926            70,752
   Transfer agent fees (Note 4) .........................................          183,219            12,862
   Distribution expenses (Note 4)........................................           93,521             2,655
   Accounting services fees (Note 4).....................................           36,000            36,000
   Postage and supplies..................................................           56,667            13,798
   Custodian fees .......................................................           19,169            11,206
   Registration fees.....................................................           19,036             7,959
   Professional fees ....................................................           11,074             7,074
   Insurance expense.....................................................            9,036             4,892
   Reports to shareholders ..............................................           11,753               692
   Trustees' fees and expenses ..........................................            4,101             4,101
   Other expenses .......................................................            5,333             2,320
                                                                             --------------   ---------------
     TOTAL EXPENSES......................................................          868,835           174,311
   Fees waived by the Adviser (Note 4) ..................................               --          (32,783)
                                                                             --------------   ---------------
     NET EXPENSES........................................................          868,835           141,528
                                                                             --------------   ---------------

NET INVESTMENT INCOME ...................................................        3,872,769         1,789,514
                                                                             --------------   ---------------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS  ..........................            2,970             3,538
                                                                             --------------   ---------------


NET INCREASE IN NET ASSETS FROM OPERATIONS  .............................    $   3,875,739     $   1,793,052
                                                                             ==============   ===============

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
For the Year Ended September 30, 1996
===================================================================================================================
                                                                                   GOVERNMENT BOND FUNDS
===================================================================================================================
                                                                                                 ADJUSTABLE
                                                                              INTERMEDIATE       RATE U.S.
                                                                                  TERM           GOVERNMENT
                                                                               GOVERNMENT        SECURITIES
                                                                               INCOME FUND          FUND
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income ......................................................    $   3,962,313     $   1,062,482
                                                                             --------------   ---------------

EXPENSES
   Investment advisory fees (Note 4).....................................          289,680            79,927
   Distribution expenses, Class A (Note 4)...............................           93,442            17,500
   Distribution expenses, Class C (Note 4)...............................               40                19
   Accounting services fees (Note 4).....................................           51,000            51,000
   Transfer agent fees, Class A (Note 4).................................           52,558            14,221
   Transfer agent fees, Class C (Note 4).................................           12,000            12,000
   Postage and supplies..................................................           38,476            13,286
   Registration fees, Common.............................................            4,383             5,268
   Registration fees, Class A............................................            8,167             5,002
   Registration fees, Class C............................................            3,674             1,445
   Professional fees.....................................................           13,199             8,605
   Standard & Poor's rating expense......................................               --            20,500
   Custodian fees........................................................            8,123             6,642
   Insurance expense.....................................................            6,699             3,160
   Trustees' fees and expenses...........................................            4,101             4,101
   Reports to shareholders...............................................            4,748             1,371
   Other expenses........................................................            5,817             2,317
                                                                             --------------   ---------------
     TOTAL EXPENSES......................................................          596,107           246,364
   Fees waived and/or expenses reimbursed by the Adviser (Note 4)........          (10,334)         (125,377)
                                                                             --------------   ---------------
     NET EXPENSES........................................................          585,773           120,987
                                                                             --------------   ---------------

NET INVESTMENT INCOME ...................................................        3,376,540           941,495
                                                                             --------------   ---------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions ........................          295,706            72,164
   Net change in unrealized appreciation/depreciation on investments ....       (1,807,714)          (24,764)
                                                                             --------------   ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS  ..............       (1,512,008)           47,400
                                                                             --------------   ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS  .............................    $   1,864,532     $     988,895
                                                                             ==============   ===============

See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
For the Year Ended September 30, 1996
===================================================================================================================
                                                                                                 GLOBAL BOND
                                                                                                    FUND
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income (net of foreign withholding taxes of $24,233) ...........................   $   1,239,101
                                                                                              ---------------
EXPENSES
   Investment advisory fees (Note 4)........................................................         137,065
   Accounting services fees (Note 4)........................................................          57,000
   Custodian fees...........................................................................          36,940
   Distribution expenses, Class A (Note 4)..................................................           4,709
   Distribution expenses, Class C (Note 4)..................................................          24,181
   Transfer agent fees, Class A (Note 4)....................................................          12,000
   Transfer agent fees, Class C (Note 4)....................................................          12,000
   Registration fees, Common................................................................           3,794
   Registration fees, Class A...............................................................           4,469
   Registration fees, Class C...............................................................           2,469
   Professional fees........................................................................           9,474
   Postage and supplies.....................................................................           6,406
   Trustees' fees and expenses..............................................................           4,101
   Insurance expense........................................................................           2,793
   Reports to shareholders..................................................................           1,128
   Other expenses...........................................................................           5,802
                                                                                              ---------------
     TOTAL EXPENSES.........................................................................         324,331
   Fees waived and expenses reimbursed by the Adviser (Note 4)..............................         (23,104)
                                                                                              ---------------
     NET EXPENSES...........................................................................         301,227
                                                                                              ---------------

NET INVESTMENT INCOME ......................................................................         937,874
                                                                                              ---------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND FOREIGN CURRENCY (NOTE 6)
   Net realized losses from:
     Security transactions .................................................................         (93,933)
     Foreign currency transactions..........................................................        (235,290)
   Net change in unrealized appreciation/depreciation on:
     Investments ...........................................................................         161,908
     Translation of assets and liabilities in foreign currencies............................          57,520
                                                                                              ---------------

NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENTS AND FOREIGN CURRENCY ...................        (109,795)
                                                                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS  ................................................   $     828,079
                                                                                              ===============

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1996 and 1995
===================================================================================================================
                                                                       MONEY MARKET FUNDS
===================================================================================================================
                                                             SHORT TERM                   INSTITUTIONAL
                                                             GOVERNMENT                     GOVERNMENT
                                                            INCOME FUND                    INCOME FUND

                                                       YEAR           YEAR            YEAR           YEAR
                                                       ENDED          ENDED           ENDED          ENDED
                                                     SEPT. 30,       SEPT. 30,      SEPT. 30,       SEPT. 30,
                                                       1996           1995            1996           1995
-------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS:
   Net investment income.......................   $  3,872,769    $  3,888,736    $ 1,789,514    $ 2,286,308
   Net realized gains from security transactions         2,970           2,227          3,538          4,844
                                                  ------------   --------------  -------------  --------------
Net increase in net assets from operations.....      3,875,739       3,890,963      1,793,052      2,291,152
                                                  ------------   --------------  -------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income .................     (3,872,769)     (3,888,736)    (1,789,514)    (2,286,308)
   From net realized gains from security
     transactions..............................         (2,227)         (4,105)          --              --
                                                  ------------   --------------  -------------  --------------
Decrease in net assets from distributions to
    shareholders...............................     (3,874,996)     (3,892,841)    (1,789,514)    (2,286,308)
                                                  ------------   --------------  -------------  --------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
   Proceeds from shares sold ..................    290,338,196     306,531,676    171,325,558    152,663,812
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders                                    3,711,242       3,627,273      1,548,806      1,869,015
   Payments for shares redeemed................   (289,751,833)   (312,723,860)  (169,504,468)  (160,298,008)
                                                  ------------   --------------  -------------  --------------
Net increase (decrease) in net assets from
   capital share transactions..................      4,297,605      (2,564,911)     3,369,896     (5,765,181)
                                                  ------------   --------------  -------------  --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS   .....      4,298,348      (2,566,789)     3,373,434     (5,760,337)

NET ASSETS:
   Beginning of year...........................     87,141,136      89,707,925     36,008,630     41,768,967
                                                  ------------   --------------  -------------  --------------
   End of year.................................   $ 91,439,484    $ 87,141,136    $39,382,064    $36,008,630
                                                  ============   ==============  =============  ==============

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended September 30, 1996 and 1995
===================================================================================================================
                                                                      GOVERNMENT BOND FUNDS
===================================================================================================================
                                                        INTERMEDIATE TERM               ADJUSTABLE RATE
                                                          GOVERNMENT                    U.S. GOVERNMENT
                                                           INCOME FUND                  SECURITIES FUND

                                                       YEAR           YEAR            YEAR           YEAR
                                                       ENDED          ENDED           ENDED          ENDED
                                                     SEPT. 30,      SEPT. 30,       SEPT. 30,      SEPT. 30,
                                                       1996           1995            1996           1995
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ......................   $  3,376,540    $  3,691,139    $   941,495    $ 1,249,966
   Net realized gains (losses) from
     security transactions                             295,706        (932,473)        72,164       (997,493)
   Net change in unrealized
     appreciation/depreciation on investments..     (1,807,714)      4,287,039        (24,764)       743,284
                                                  ------------   --------------  -------------  --------------
Net increase in net assets from operations ....      1,864,532       7,045,705        988,895        995,757
                                                  ------------   --------------  -------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A ........     (3,339,635)     (3,660,758)      (930,066)    (1,250,247)
   From net investment income, Class C ........        (36,905)        (30,381)       (11,429)        (1,540)
                                                  ------------   --------------  -------------  --------------
Decrease in net assets from distributions
   to shareholders                                  (3,376,540)     (3,691,139)      (941,495)    (1,251,787)
                                                  ------------   --------------  -------------  --------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold ..................     19,564,015      13,539,608     12,919,191     17,065,780
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders                                 2,911,115       3,085,214        816,771      1,122,368
   Payments for shares redeemed ...............    (21,856,049)    (27,372,364)   (22,803,135)   (34,751,708)
                                                  ------------   --------------  -------------  --------------

Net increase (decrease) in net assets
   from Class A share transactions ............        619,081     (10,747,542)    (9,067,173    (16,563,560)
                                                  ------------   --------------  -------------   -----------
CLASS C
   Proceeds from shares sold ..................        384,845         438,070        617,534         85,878
   Net asset value of shares issued in
     reinvestment of distributions
     to shareholders                                    35,459          29,534          8,075          1,510
   Payments for shares redeemed................       (228,470)       (410,675)       (84,110)        (1,007)
                                                  ------------   --------------  -------------  --------------
Net increase in net assets
   from Class C share transactions ............        191,834          56,929        541,499         86,381
                                                  ------------   --------------  -------------  --------------
Net increase (decrease) in net assets
   from capital share transactions.............        810,915     (10,690,613)    (8,525,674)   (16,477,179)
                                                  ------------   --------------  -------------  --------------


TOTAL DECREASE IN NET ASSETS  .................       (701,093)     (7,336,047)    (8,478,274)   (16,733,209)

NET ASSETS:
   Beginning of year...........................     57,567,036      64,903,083     20,838,719     37,571,928
                                                  ------------   --------------  -------------  --------------
   End of year.................................   $ 56,865,943    $ 57,567,036    $12,360,445    $20,838,719
                                                  ============   ==============  =============  ==============

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET
ASSETS For the Periods Ended September 30, 1996 and 1995
===================================================================================================================
                                                                                    GLOBAL BOND FUND
===================================================================================================================
                                                                                  YEAR             PERIOD
                                                                                  ENDED             ENDED
                                                                                SEPT. 30,         SEPT. 30,
                                                                                  1996             1995(A)
-------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS:
   Net investment income ................................................    $     937,874     $     254,441
   Net realized gains (losses) from security transactions ...............          (93,933)          157,918
   Net realized losses from foreign currency transactions................         (235,290)         (106,555)
   Net change in unrealized appreciation/depreciation on investments.....          161,908           119,054
   Net change in unrealized appreciation/depreciation on translation
     of assets and liabilities in foreign currencies.....................           57,520           (22,573)
                                                                             --------------   ---------------
Net increase in net assets from operations ..............................          828,079           402,285
                                                                             --------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A ..................................         (173,473)         (232,249)
   From net investment income, Class C ..................................          (51,783)          (13,837)
                                                                             --------------   ---------------
Decrease in net assets from distributions to shareholders ...............         (225,256)         (246,086)
                                                                             --------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold ............................................        2,196,018        13,448,590
   Net asset value of shares issued in reinvestment of
     distributions to shareholders.......................................          167,215           226,752
   Payments for shares redeemed .........................................       (3,249,417)         (560,630)
                                                                             --------------   ---------------
Net increase (decrease) in net assets from Class A share transactions ...         (886,184)       13,114,712
                                                                             --------------   ---------------

CLASS C
   Proceeds from shares sold ............................................        2,001,544         4,554,154
   Net asset value of shares issued in reinvestment of
     distributions to shareholders                                                  50,833            13,614
   Payments for shares redeemed..........................................         (895,367)          (23,635)
                                                                             --------------   ---------------
Net increase in net assets from Class C share transactions ..............        1,157,010         4,544,133
                                                                             --------------   ---------------
Net increase in net assets from capital share transactions...............          270,826        17,658,845
                                                                             --------------   ---------------


TOTAL INCREASE IN NET ASSETS  ...........................................          873,649        17,815,044

NET ASSETS:
   Beginning of period...................................................       17,815,044              --
                                                                             --------------   ---------------
   End of period.........................................................    $  18,688,693     $  17,815,044
                                                                             ==============   ===============

UNDISTRIBUTED NET INVESTMENT INCOME .....................................    $     720,973     $       8,355
                                                                             ==============   ===============

(A)Represents the period from initial public offering of shares (February 1, 1995) through September 30, 1995.

See accompanying notes to financial statements.


SHORT TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===================================================================================================================
                                                                    YEAR ENDED SEPTEMBER 30,

                                                      1996        1995        1994        1993        1992
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year............    $   1.00    $   1.00    $   1.00    $   1.00     $  1.00
                                                  ----------   ---------   ----------   ---------  -----------

Net investment income ..........................       0.044       0.046       0.027       0.022       0.035
                                                  ----------   ---------   ----------   ---------  -----------

Dividends from net investment income............      (0.044)     (0.046)     (0.027)     (0.022)     (0.035)
                                                  ----------   ---------   ----------   ---------  -----------

Net asset value at end of year..................    $   1.00    $   1.00    $   1.00    $   1.00     $  1.00
                                                  ==========   =========   ==========   =========  ===========


Total return ...................................       4.51%       4.69%       2.72%       2.24%       3.55%
                                                  ==========   =========   ==========   =========  ===========

Net assets at end of year (000's) ..............    $ 91,439    $ 87,141    $ 89,708    $ 96,962     $91,519
                                                  ----------   ---------   ----------   ---------  -----------

Ratio of expenses to average net assets ........       0.99%       0.99%       0.99%       0.99%       0.99%

Ratio of net investment income to average
   net assets                                          4.42%       4.59%       2.69%        2.22%      3.51%
-------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


INSTITUTIONAL GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===================================================================================================================
                                                                    YEAR ENDED SEPTEMBER 30,
===================================================================================================================

                                                      1996        1995        1994        1993        1992
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year............    $   1.00    $   1.00    $   1.00    $   1.00     $  1.00
                                                  ----------   ---------   ----------   ---------  -----------

Net investment income...........................       0.051       0.053       0.034       0.029       0.040
                                                  ----------   ---------   ----------   ---------  -----------

Dividends from net investment income............      (0.051)     (0.053)     (0.034)     (0.029)     (0.040)
                                                  ----------   ---------   ----------   ---------  -----------

Net asset value at end of year..................    $   1.00    $   1.00    $   1.00    $   1.00     $  1.00
                                                  ==========   =========   ==========   =========  ===========

Total return....................................       5.18%       5.42%       3.43%       2.96%       4.08%
                                                  ==========   =========   ==========   =========  ===========

Net assets at end of year (000's) ..............    $ 39,382    $ 36,009    $ 41,769    $ 34,610     $43,432
                                                  ==========   =========   ==========   =========  ===========

Ratio of expenses to average net assets(A) .....       0.40%       0.40%       0.40%       0.40%       0.37%

Ratio of net investment income to average
  net assets                                           5.06%       5.30%       3.41%       2.92%       4.04%
-------------------------------------------------------------------------------------------------------------------

(A)Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 0.49%, 0.42%, 0.42%, 0.48% and 0.43% for the years ended September 30, 1996, 1995, 1994, 1993 and 1992, respectively (Note 4).

See accompanying notes to financial statements.


INTERMEDIATE TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS - CLASS A
===================================================================================================================
                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===================================================================================================================
                                                                    YEAR ENDED SEPTEMBER 30,

                                                      1996        1995        1994        1993        1992
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year............    $  10.73    $  10.14    $  11.59    $  11.10     $ 10.45
                                                  ----------   ---------   ----------   ---------  -----------
Income from investment operations:
   Net investment income........................        0.61        0.64        0.56        0.60        0.68
   Net realized and unrealized gains (losses)
     on investments.............................       (0.24)       0.59       (1.32)       0.49        0.65
                                                  ----------   ---------   ----------   ---------  -----------
Total from investment operations................        0.37        1.23      (0.76)       1.09        1.33
                                                  ----------   ---------   ----------   ---------  -----------
Less distributions:
   Dividends from net investment income.........       (0.61)      (0.64)     (0.56)      (0.60)      (0.68)
   Distributions from net realized gains........        --          --        (0.13)         --          --
                                                  ----------   ---------   ----------   ---------  -----------
Total distributions.............................       (0.61)      (0.64)     (0.69)      (0.60)      (0.68)
                                                  ----------   ---------   ----------   ---------  -----------

Net asset value at end of year..................    $  10.49    $  10.73    $  10.14    $  11.59     $ 11.10
                                                  ==========   =========   ==========   =========  ===========

Total return(A) ................................       3.55%      12.52%       (6.76%)     10.15%      13.27%
                                                  ==========   =========   ==========   =========  ===========

Net assets at end of year (000's)...............    $ 56,095    $ 56,969    $ 64,395    $ 89,666     $59,290
                                                  ==========   =========   ==========   =========  ===========

Ratio of expenses to average net assets.........       0.99%       0.99%       0.99%       0.99%       1.00%

Ratio of net investment income to average
   net assets...................................       5.75%       6.17%       5.17%       5.31%       6.40%

Portfolio turnover rate.........................         70%         58%        236%        255%         76%
-------------------------------------------------------------------------------------------------------------------

(A) The total returns shown do not include the effect of applicable sales loads.

 See accompanying notes to financial statements.


INTERMEDIATE TERM GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS - CLASS C
===================================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                                YEAR              YEAR             PERIOD
                                                                ENDED             ENDED             ENDED
                                                              SEPT. 30,         SEPT. 30,         SEPT. 30,
                                                                1996              1995             1994(A)
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period..................   $        10.73    $       10.14     $       11.27
                                                           --------------    --------------   ---------------
Income from investment operations:
   Net investment income................................             0.56             0.59              0.34
   Net realized and unrealized gains (losses) on
     investments........................................            (0.24)            0.59             (1.13)
                                                           --------------    --------------   ---------------

Total from investment operations........................             0.32             1.18             (0.79)
                                                           --------------    --------------   ---------------
Less distributions:
   Dividends from net investment income.................            (0.56)           (0.59)            (0.34)
                                                           --------------    --------------   ---------------
Total distributions.....................................            (0.56)           (0.59)            (0.34)
                                                           --------------    --------------   ---------------

Net asset value at end of period........................   $        10.49    $       10.73     $       10.14
                                                           ==============    ==============   ===============

Total return(B) ........................................            3.03%           11.96%            (10.38%)(D)
                                                           ==============    ==============   ===============

Net assets at end of period (000's).....................   $          771    $         598     $         508
                                                           ==============    ==============   ===============

Ratio of expenses to average net assets(C) .............            1.49%            1.48%             1.46%(D)

Ratio of net investment income to average net assets....            5.25%            5.60%             4.89%(D)

Portfolio turnover rate.................................              70%              58%              236%(D)
-------------------------------------------------------------------------------------------------------------------

(A) Represents the period from initial public offering of Class C shares (February 1, 1994) through September 30, 1994.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.96%, 3.57% and 2.41%(D) for the periods ended September 30, 1996, 1995 and 1994, respectively (Note 4).
(D) Annualized.

See accompanying notes to financial statements.


ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - CLASS A
===================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                       YEAR           YEAR            YEAR          PERIOD
                                                       ENDED          ENDED           ENDED          ENDED
                                                     SEPT. 30,      SEPT. 30,       SEPT. 30,      SEPT. 30,
                                                       1996           1995            1994          1993(A)
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ........   $       9.78    $       9.82    $     10.01    $     10.00
                                                  ------------   --------------  -------------  --------------
Income from investment operations:
   Net investment income ......................           0.57            0.55           0.39           0.28
   Net realized and unrealized gains (losses)
     on investments                                       0.03           (0.04)         (0.18)          0.01
                                                  ------------   --------------  -------------  --------------
Total from investment operations ..............           0.60            0.51           0.21           0.29
                                                  ------------   --------------  -------------  --------------
Less distributions:
   Dividends from net investment income........          (0.57)          (0.55)        (0.39)          (0.28)
   Distributions from net realized gains.......             --              --         (0.01)              -
                                                  ------------   --------------  -------------  --------------
Total distributions ...........................          (0.57)          (0.55)        (0.40)          (0.28)
                                                  ------------   --------------  -------------  --------------

Net asset value at end of period ..............   $       9.81    $       9.78    $      9.82    $     10.01
                                                  ============   ==============  =============  ==============

Total return(B) ...............................          6.32%           5.33%           2.09%          4.56%(D)
                                                  ============   ==============  =============  ==============


Net assets at end of period (000's) ...........   $     11,732    $     20,752    $    37,572    $    24,400
                                                  ============   ==============  =============  ==============

Ratio of expenses to average net assets(C) ....          0.75%           0.75%          0.68%          0.22%(D)

Ratio of net investment income to average net assets     5.91%           5.57%          3.91%          4.17%(D)

Portfolio turnover rate .......................            44%            115%            81%           170%(D)
-------------------------------------------------------------------------------------------------------------------

(A) Represents the period from the initial public offering of Class A shares (February 10, 1993) through September 30, 1993.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.46%, 1.21%, 0.78% and 1.18%(D) for the periods ended September 30, 1996, 1995, 1994 and 1993, respectively (Note 4).
(D) Annualized.

See accompanying notes to financial statements.


ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - CLASS C
===================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================

                                                                                  YEAR             PERIOD
                                                                                  ENDED             ENDED
                                                                                SEPT. 30,         SEPT. 30,
                                                                                  1996             1995(A)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..................................    $        9.78     $        9.76
                                                                             --------------   ---------------
Income from investment operations:
   Net investment income ................................................             0.52              0.22
   Net realized and unrealized gains on investments .....................             0.03              0.02
                                                                             --------------   ---------------
Total from investment operations ........................................             0.55              0.24
                                                                             --------------   ---------------

Less distributions:
   Dividends from net investment income..................................            (0.52)            (0.22)
                                                                             --------------   ---------------
Total distributions .....................................................            (0.52)            (0.22)
                                                                             --------------   ---------------

Net asset value at end of period ........................................    $        9.81     $        9.78
                                                                             ==============   ===============

Total return(B) .........................................................             5.77%             5.87%(D)
                                                                             ==============   ===============

Net assets at end of period (000's) .....................................    $         629     $          86
                                                                             ==============   ===============

Ratio of expenses to average net assets(C) ..............................            1.24%             1.24%(D)

Ratio of net investment income to average net assets ....................            5.17%             5.38%(D)

Portfolio turnover rate .................................................              44%              115%(D)

-------------------------------------------------------------------------------------------------------------------

(A) Represents the period from the initial public  offering of Class C shares (May 1, 1995) through  September
    30, 1995.
(B) The total returns shown do not include the effect of applicable sales loads.
(C  Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 7.58% and 18.84%(D) for the periods ended September 30, 1996 and 1995, respectively (Note 4).
(D) Annualized.

See accompanying notes to financial statements.


GLOBAL BOND FUND
FINANCIAL HIGHLIGHTS - CLASS A
=============================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=============================================================================================================
                                                                                  YEAR             PERIOD
                                                                                  ENDED             ENDED
                                                                                SEPT. 30,        SEPT. 30,
                                                                                  1996             1995(A)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...................................    $       10.64     $       10.00
                                                                             --------------   ---------------
Income from investment operations:
   Net investment income.................................................             0.57              0.35
   Net realized and unrealized gains (losses) on investments and
      foreign currency                                                               (0.05)             0.64
                                                                             --------------   ---------------
Total from investment operations.........................................             0.52              0.99
                                                                             --------------   ---------------

Less distributions:
   Dividends from net investment income..................................            (0.13)            (0.35)
                                                                             --------------   ---------------
Total distributions......................................................            (0.13)            (0.35)
                                                                             --------------   ---------------

Net asset value at end of period.........................................    $       11.03     $       10.64
                                                                             ==============   ===============

Total return(B) .........................................................            4.88%             14.89%(D)
                                                                             ==============   ===============

Net assets at end of period (000's)......................................    $      12,841     $      13,297
                                                                             ==============   ===============

Ratio of expenses to average net assets(C) ..............................            1.35%             1.33%(D)

Ratio of net investment income to average net assets.....................            4.97%             4.30%(D)

Portfolio turnover rate..................................................             235%              130%(D)
----------------------------------------------------------------------------------------------------------------

(A) Represents the period from initial public offering of Class A shares (February 1, 1995) through September 30, 1995.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.50% and 2.47%(D) for the periods ended September 30, 1996 and 1995, respectively (Note 4).
(D) Annualized.

See accompanying notes to financial statements.


GLOBAL BOND FUND
FINANCIAL HIGHLIGHTS - CLASS C
=============================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=============================================================================================================
                                                                                  YEAR             PERIOD
                                                                                  ENDED             ENDED
                                                                                SEPT. 30,         SEPT. 30,
                                                                                  1996             1995(A)
-------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period...................................    $       10.59     $       10.00
                                                                             --------------   ---------------
Income from investment operations:
   Net investment income.................................................             0.51              0.38
   Net realized and unrealized gains (losses) on investments and
      foreign currency                                                               (0.08)             0.57
                                                                             --------------   ---------------
Total from investment operations.........................................             0.43              0.95
                                                                             --------------   ---------------

Less distributions:
   Dividends from net investment income..................................            (0.10)            (0.36)
                                                                             --------------   ---------------
Total distributions......................................................            (0.10)            (0.36)
                                                                             --------------   ---------------

Net asset value at end of period.........................................    $       10.92     $       10.59
                                                                             ==============   ===============

Total return(B) .........................................................            4.10%            14.25%(D)
                                                                             ==============   ===============

Net assets at end of period (000's)......................................    $       5,847     $       4,518
                                                                             ==============   ===============

Ratio of expenses to average net assets(C) ..............................            2.00%             1.98%(D)

Ratio of net investment income to average net assets.....................            4.34%             3.70%(D)

Portfolio turnover rate..................................................             235%              130%(D)
----------------------------------------------------------------------------------------------------------------

(A) Represents the period from initial public offering of Class C shares (February 1, 1995) through September 30, 1995.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Absent fee waivers and expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.03% and 3.45%(D) for the periods ended September 30, 1996 and 1995, respectively (Note 4).
(D) Annualized.

See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
September 30, 1996
==============================================================================
1.  ORGANIZATION

The Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund (collectively, the Funds) are each a series of Midwest Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Short Term Government Fund invests primarily in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income, consistent with protection of capital.

The Institutional Government Income Fund seeks high current income, consistent with protection of capital, by investing primarily in short-term obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities. The Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds.

The Intermediate Term Government Income Fund invests primarily in U.S. Government obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years and seeks high current income, consistent with protection of capital. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Adjustable Rate U.S. Government Securities Fund seeks high current income, consistent with lower volatility of principal, by investing primarily in mortgage-backed securities created from pools of adjustable rate mortgages which are issued or guaranteed by the United States Government, its agencies or instrumentalities.

The Global Bond Fund seeks high total return, through both income and capital appreciation. The Fund invests primarily in high-grade domestic and foreign fixed-income securities.

The Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund and 4% for the Global Bond Fund, and a distribution fee of up to 0.35% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase, and a distribution fee of up to 1% of average daily net assets.) Each Class A and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Funds' significant accounting policies:

Securities valuation -- Short Term Government Income Fund securities and Institutional Government Income Fund securities are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Intermediate Term Government Income Fund securities, Adjustable Rate U.S. Government Securities Fund securities and Global Bond Fund securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The U.S. dollar value of foreign securities and forward foreign currency exchange contracts in the Global Bond Fund is determined using spot and forward currency exchange rates, respectively, supplied by a quotation service.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. In addition, each Fund actively monitors and seeks additional collateral, as needed. Each Fund enters into repurchase agreements only with institutions deemed to be creditworthy by the adviser, including banks having assets in excess of $10 billion and primary U.S. Government securities dealers.

Share valuation -- The net asset value per share of the Short Term Government Income Fund and the Institutional Government Income Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

The net asset value per share of each class of shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund is equal to net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Global Bond Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of Class A shares and Class C shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund is equal to the net asset value per share. However, Class C shares of each Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund. Dividends arising from net investment income are declared and paid at the discretion of management to shareholders of the Global Bond Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned by the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes of shares. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of September 30, 1996:


-------------------------------------------------------------------------------------------------------------
                                                                               ADJUSTABLE
                                                            INTERMEDIATE        RATE U.S.
                                                                TERM           GOVERNMENT          GLOBAL
                                                             GOVERNMENT        SECURITIES           BOND
                                                             INCOME FUND          FUND              FUND


Gross unrealized appreciation...........................   $      858,035    $     127,545     $     410,718
Gross unrealized depreciation...........................         (647,331)          (2,944)          (84,937)
                                                           --------------    --------------   ---------------

   Net unrealized appreciation.    .....................   $      210,704    $     124,601     $     325,781
                                                           ==============    ==============   ===============

Federal income tax cost.................................   $   55,534,106    $  11,382,080     $  17,784,437
                                                           ==============    ==============   ===============
--------------------------------------------------------------------------------------------------------------


As of September 30, 1996, the Institutional Government Income Fund had capital loss carryforwards for federal income tax purposes of $24,902, none of which will expire prior to September 30, 2001. As of September 30, 1996, the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund had capital loss carryforwards for federal income tax purposes of $2,899,292 and $1,249,150, respectively, none of which will expire prior to September 30, 2003. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

Reclassification of capital accounts -- In accordance with generally accepted accounting principles, the Global Bond Fund, as of September 30, 1996, reclassified $433,066 from accumulated net realized losses on foreign currency transactions to undistributed net investment income. This reclassification, which has no impact on the net asset value of the Fund, is primarily attributable to permanent differences between federal income tax regulations and generally accepted accounting principles regarding the classification of realized foreign currency gains and losses.

3.  INVESTMENT TRANSACTIONS
During the year ended September 30, 1996, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $40,146,808 and $38,527,439, respectively, for the Intermediate Term Government Income Fund, $6,594,895 and $14,647,758, respectively, for the Adjustable Rate U.S. Government Securities Fund and $41,658,696 and $39,696,182, respectively, for the Global Bond Fund.

4.  TRANSACTIONS WITH AFFILIATES
The President of the Trust is the controlling shareholder of Leshner Financial, Inc., whose subsidiaries include Midwest Group Financial Services, Inc. (the Adviser), the Trust's investment manager and principal underwriter, and MGF Service Corp. (MGF), the shareholder servicing and transfer agent and accounting and pricing agent for the Trust.

MANAGEMENT AND SUBADVISORY AGREEMENTS
Each Fund's investments are supervised by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Short Term Government Income Fund, the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50,000,000; 0.45% of such net assets from $50,000,000 to $150,000,000; 0.40% of such net assets from $150,000,000 to $250,000,000; and 0.375% of such net assets in excess of $250,000,000. The Institutional Government Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20% of its average daily net assets. The Global Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.70% of its average daily net assets up to $100,000,000 and 0.60% of such net assets in excess of $100,000,000.

The Adviser retains Hanover Capital Advisors, Inc. (Hanover) to regularly review the Adjustable Rate U.S. Government Securities Fund's portfolio holdings, recommend securities to be purchased for the Fund and confer with the Adviser regarding the credit and maturity guidelines for investments in the Fund's portfolio. The Adviser (not the Fund) pays Hanover a fee equal to an annual rate of 0.25% of the Fund's average daily net assets up to $50,000,000; 0.225% of such net assets from $50,000,000 to $150,000,000; 0.20%
of such net assets from $150,000,000 to $250,000,000; and 0.1875% of such net assets in excess of $250,000,000. The fee paid to Hanover is subject to reduction in the event the Adviser waives or reimburses any portion of its advisory fee in order to reduce the operating expenses of the Fund.

The Adviser retains Rogge Global Partners, plc (Rogge) to manage the Global Bond Fund's investments. The Adviser (not the Fund) pays Rogge a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets up to $100,000,000 and 0.30% of such net assets in excess of $100,000,000.

In order to voluntarily reduce operating expenses during the year ended September 30, 1996, the Adviser waived $32,783 of its advisory fees for the Institutional Government Income Fund; reimbursed $10,334 of Class C expenses for the Intermediate Term Government Income Fund; waived its entire advisory fee of $79,927 and reimbursed $33,564 of common expenses and $11,886 of Class C expenses for the Adjustable Rate U.S. Government Securities Fund; and waived $6,473 of its advisory fees and reimbursed $16,631 of Class A expenses for the Global Bond Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and MGF, MGF maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, MGF receives a monthly fee at an annual rate of $25.00 per shareholder account from each of the Short Term Government Income Fund and the Institutional Government Income Fund and $21.00 per shareholder account from each of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and MGF, MGF calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, MGF receives a monthly fee, based on current asset levels, of $3,000 per month from each of the Short Term Government Income Fund and the Institutional Government Income Fund, $4,250 per month from each of the Intermediate Term Government Income Fund and the Adjustable Rate U.S. Government Securities Fund, and $4,750 per month from the Global Bond Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by MGF in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $4,512, $1,049 and $3,490 from underwriting and broker commissions on the sale of Class A shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund, respectively, for the year ended September 30, 1996. In addition, the Adviser collected $913, $600, and $5,973 of contingent deferred sales loads on the redemption of Class C shares of the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.10% of the Institutional Government Income Fund's average daily net assets and 0.35% of each of the other Funds' average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

5.  CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods ended September 30, 1996 and 1995:


-----------------------------------------------------------------------------------------------------------
                                               INTERMEDIATE TERM       ADJUSTABLE RATE              GLOBAL
                                                 GOVERNMENT            U.S. GOVERNMENT               BOND
                                                 INCOME FUND           SECURITIES FUND               FUND

                                              YEAR         YEAR        YEAR         YEAR         YEAR       PERIOD
                                              ENDED        ENDED       ENDED        ENDED        ENDED       ENDED
                                            SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,   SEPT. 30,
                                              1996         1995        1996         1995          1996      1995(A)
--------------------------------------------------------------------------------------------------------------------

CLASS A
Shares sold............................    1,824,629     1,296,111    1,317,967    1,751,161     202,237   1,280,982
Shares issued in reinvestment of
  distributions to shareholders........      274,432       297,350       83,368      115,143      15,285      20,956
Shares redeemed........................   (2,059,645)   (2,637,294)  (2,327,350)  (3,571,519)   (302,506)    (52,629)
                                          ----------     ---------- ----------- -------------- ------------ ---------
Net increase (decrease) in shares
  outstanding..........................       39,416    (1,043,833)    (926,015)  (1,705,215)    (84,984)   1,249,309
Shares outstanding, beginning of period    5,308,934     6,352,767    2,121,595    3,826,810   1,249,309          --
                                          ----------     ---------   ----------  ------------ ------------- ---------
Shares outstanding, end of period......    5,348,350     5,308,934    1,195,580    2,121,595   1,164,325    1,249,309
                                          ==========     ==========  =========== ============ ============= =========

CLASS C
Shares sold............................       36,099        42,546     63,042          8,783     187,748      427,772
Shares issued in reinvestment of
  distributions to shareholders........        3,345         2,836        824            154       4,672        1,259
Shares redeemed........................      (21,699)      (39,738)    (8,583)          (103)    (83,836)      (2,192)
                                          ----------     ---------- ----------- ------------- -----------   ----------
Net increase in shares outstanding.....       17,745         5,644     55,283          8,834     108,584      426,839
Shares outstanding, beginning of period       55,773        50,129      8,834            --      426,839           --
                                          ----------     ---------- ----------- ------------- -----------   ----------
Shares outstanding, end of period......       73,518        55,773     64,117          8,834     535,423      426,839
                                          ==========     ========== =========== ============= ===========   ==========
----------------------------------------------------------------------------------------------------------------------

(A) Represents the period from the initial public offering of shares (February 1, 1995) through September 30, 1995.

Share transactions for the Short Term Government Income Fund and the Institutional Government Income Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets.

6.  FOREIGN CURRENCY TRANSLATION
With respect to the Global Bond Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

         A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

         B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

         C. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Reported net realized foreign exchange gains or losses arise from 1)sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

7.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Global Bond Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses are included in the Fund's Statement of Assets and Liabilities and Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 1996, the Global Bond Fund had forward foreign currency exchange contracts outstanding as follows:


-------------------------------------------------------------------------------------------------------------
                                                                                                    NET
                                                                                                UNREALIZED
      SETTLEMENT                    TO RECEIVE               INITIAL           MARKET          APPRECIATION
         DATE                      (TO DELIVER)               VALUE             VALUE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------

CONTRACTS TO SELL
     10/04/96                    (1,140,237) DEM         $ (749,344)      $ (747,774)      $     1,570
                               =============
     11/15/96                    (6,009,525) DEM         (3,965,080)      (3,952,199)           12,881
                               =============
     11/15/96                    (4,680,794) DKK           (807,033)        (801,761)            5,272
                               =============
     11/15/96                   (48,000,000) ESP           (375,843)        (373,787)            2,056
                               =============
     11/15/96                  (400,000,000) ITL           (260,833)        (261,877)          (1,044)
                               =============
     11/15/96                      (759,192) NLG           (450,292)        (445,306)            4,986
                               =============             -----------      -----------        ----------
Total sell contracts                                      (6,608,425)      (6,582,704)           25,721
                                                         -----------      -----------        ----------

CONTRACTS TO BUY
     10/03/96                        766,381  CAD            561,126          562,569            1,443
                               =============
     10/04/96                        479,212  GBP            749,344          749,200             (144)
                               =============
     10/08/96                        708,716  AUD            561,835          560,554           (1,281)
                               =============
     11/15/96                      3,370,000  DKK            579,376          577,239           (2,137)
                               =============
     11/15/96                     48,000,000  ESP            375,731          373,787           (1,944)
                               =============
     11/15/96                    324,607,794  JPY          2,961,750        2,932,436          (29,314)
                               =============             -------------   -------------     -------------
Total buy contracts                                        5,789,162        5,755,785          (33,377)
                                                         -------------   -------------     -------------

NET CONTRACTS                                             $ (819,263)      $ (826,919)      $   (7,656)
                                                         =============   =============     =============
--------------------------------------------------------------------------------------------------------

AUD-Australian Dollar          DKK-Danish Krone               ITL-Italian Lira
CAD-Canadian Dollar            ESP-Spanish Peseta             JPY-Japanese Yen
DEM-German Deutschemark        GBP-British Pound Sterling     NLG-Netherlands Guilder

8.  SPECIAL MEETING OF GLOBAL BOND FUND SHAREHOLDERS (UNAUDITED)
On August 27, 1996, a Special Meeting of Shareholders of the Global Bond Fund was held to approve or disapprove a new investment advisory agreement with Rogge. The approval of the new investment advisory agreement, which has substantially indentical terms and conditions as the previous agreement, was made necessary because of the acquisition of Rogge by United Asset Management Corporation. The total number of shares of the Fund present by proxy represented 59.9% of the shares entitled to vote at the meeting. The results of the voting were as follows: 1,073,533.278 shares for approval, no shares against approval and 3,963.428 shares abstaining.


SHORT TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 1996
===========================================================================================================
       PAR                                                                         YIELD TO          MARKET
      VALUE      U.S. TREASURY OBLIGATIONS-- 55.6%                               MATURITY(1)         VALUE
-------------------------------------------------------------------------------------------------------------

 $    5,000,000  U.S. Treasury Bills, 11/14/96.............................           5.349%   $   4,968,344
      5,000,000  U.S. Treasury Notes, 4.375%, 11/15/96.....................           5.495%       4,993,196
      3,000,000  U.S. Treasury Notes, 6.50%, 11/30/96......................  5.309 to 5.544%       3,004,781
      5,000,000  U.S. Treasury Bills, 12/12/96.............................           5.254%       4,948,200
      5,000,000  U.S. Treasury Bills, 12/19/96.............................           5.214%       4,943,548
      7,000,000  U.S. Treasury Notes, 8.00%, 1/15/97.......................  5.594 to 5.770%       7,044,513
      5,000,000  U.S. Treasury Bills, 1/23/97..............................           5.344%       4,917,113
      4,000,000  U.S. Treasury Notes, 4.75%, 2/15/97.......................           5.657%       3,986,443
     12,000,000  U.S. Treasury Notes, 6.75%, 2/28/97.......................  5.380 to 5.399%      12,065,728
---------------                                                                               ---------------
 $   51,000,000  TOTAL U.S. TREASURY OBLIGATIONS
===============
                 (Amortized Cost $50,871,866)..............................                    $  50,871,866
                                                                                             ---------------
==============================================================================================================
      FACE                                                                                         MARKET
     AMOUNT       REPURCHASE AGREEMENTS(2) -- 44.1%                                                 VALUE
--------------------------------------------------------------------------------------------------------------

 $      978,000  Nesbitt Burns Securities, Inc., 4.50%, dated 9/30/96, due 10/1/96,
                    repurchase proceeds $978,122............................................   $     978,000
     13,500,000  Fuji Securities, Inc., 5.77%, dated 9/30/96, due 10/1/96,
                    repurchase proceeds $13,502,164.........................................      13,500,000
     12,300,000  Daiwa Securities, Inc., 5.60%, dated 9/30/96, due 10/1/96,
                    repurchase proceeds $12,301,913.........................................      12,300,000
     13,500,000  Dean Witter Reynolds, Inc., 5.15%, dated 9/26/96, due 10/3/96,
                    repurchase proceeds $13,513,519........................................       13,500,000
---------------                                                                               ---------------
 $   40,278,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $  40,278,000
===============                                                                               ---------------
                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 99.7% ..............   $  91,149,866

                 OTHER ASSETS AND LIABILITIES, NET-- 0.3% ..................................         289,618
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  91,439,484
                                                                                              ===============

(1)      Yield to maturity at date of purchase.
(2)      Repurchase agreements are fully collateralized by U.S. Government obilgations.

See accompanying notes to financial statements.


INSTITUTIONAL GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 1996

===========================================================================================================
       PAR                                                                          YIELD TO      MARKET
      VALUE      U.S. GOVERNMENT AGENCY ISSUES-- 59.0%                             MATURITY(1)     VALUE
-----------------------------------------------------------------------------------------------------------
 $    1,000,000  Federal Home Loan Bank Notes, 5.59%, 10/16/96....................    5.403%   $  1,000,070
      2,000,000  Federal Home Loan Mortgage Corp. Notes, 5.53%, 11/1/96...........    5.453%      2,000,117
      2,000,000  Federal National Mortgage Assoc. Notes, 4.50% 11/1/96............    5.399%      1,998,339
        250,000  Federal Home Loan Mortgage Corp. Notes, 4.625%, 11/15/96.........    5.390%        249,749
      1,000,000  Tennessee Valley Authority Notes, 8.25%, 11/15/96................    5.480%      1,003,210
      2,000,000  Federal National Mortgage Assoc. Discount Notes, 12/19/96........    5.430%      1,976,475
      2,815,000  Student Loan Marketing Assoc. Floating Rate Notes, 12/20/96.....        --       2,814,786
        400,000  Federal National Mortgage Assoc. Notes, 7.60%, 1/10/97...........    5.709%        402,004
      2,500,000  Federal Home Loan Mortgage Corp. Notes, 7.91%, 1/13/97...........    5.460%      2,516,788
      1,000,000  Federal Home Loan Bank Discount Notes, 1/13/97...................    5.444%        984,891
        350,000  Tennessee Valley Authority Notes, 6.00%, 1/15/97.................    5.793%        350,193
      1,000,000  Federal National Mortgage Assoc. Discount Notes, 1/30/97.........    5.479%        982,354
        250,000  Federal Home Loan Bank Notes, 4.505%, 1/31/97....................    5.650%        249,075
      2,000,000  Federal Home Loan Mortgage Corp. Notes, 4.78%, 2/10/97...........    5.540%      1,994,661
      2,000,000  Federal Home Loan Bank Discount Notes, 2/21/97...................    5.422%      1,958,053
        278,533  Federal Home Loan Mortgage Corp. #M12937, 6.50%, 3/1/97..........    6.500%        278,533
      2,000,000  Federal Home Loan Bank Notes, 9.15%, 3/25/97.....................    5.668%      2,032,723
        202,555  Federal Home Loan Mortgage Corp. #M14862, 6.50%, 8/1/97..........    6.565%        202,450
        219,120  Federal Home Loan Mortgage Corp. #M15133, 6.50%, 9/1/97..........    6.437%         219,242
---------------                                                                               ---------------
 $   23,265,208  TOTAL U.S. GOVERNMENT AGENCY ISSUES
===============
                 (Amortized Cost $23,213,713).....................................             $  23,213,713
                                                                                            ---------------
============================================================================================================
      FACE                                                                                        MARKET
     AMOUNT      REPURCHASE AGREEMENTS(2)-- 40.5%                                                  VALUE
------------------------------------------------------------------------------------------------------------

 $    2,957,000  Nesbitt Burns Securities, Inc., 4.50%, dated 9/30/96, due 10/1/96,
                    repurchase proceeds $2,957,370..........................................   $   2,957,000
      5,000,000  Fuji Securities, Inc., 5.77%, dated 9/30/96, due 10/1/96,
                    repurchase proceeds $5,000,801..........................................       5,000,000
      3,000,000  Daiwa Securities, Inc., 5.60%, dated 9/30/96, due 10/1/96,
                    repurchase proceeds $3,000,467..........................................       3,000,000
      5,000,000  Dean Witter Reynolds, Inc., 5.15%, dated 9/26/96, due 10/3/96,
                    repurchase proceeds $5,005,007..........................................       5,000,000
---------------                                                                               ---------------

 $   15,957,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $  15,957,000
===============                                                                               ---------------
                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 99.5% ..............   $  39,170,713

                 OTHER ASSETS AND LIABILITIES, NET-- 0.5% ..................................         211,351
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  39,382,064
                                                                                              ===============

(1)      Yield to maturity at date of purchase.
(2)      Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.


INTERMEDIATE TERM GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 1996
==========================================================================================================
       PAR                                                                                        MARKET
      VALUE      INVESTMENTS -- 98.0%                                                               VALUE
-----------------------------------------------------------------------------------------------------------
                 U.S. TREASURY OBLIGATIONS -- 12.9%
 $    1,000,000  U.S. Treasury Notes, 7.75%, 2/15/01........................................   $  1,048,750
      1,000,000  U.S. Treasury Notes, 8.00%, 5/15/01........................................      1,060,625
      3,000,000  U.S. Treasury Notes, 7.875%, 8/15/01.......................................      3,173,439
      2,000,000  U.S. Treasury Notes, 7.50%, 11/15/01.......................................      2,086,874
---------------                                                                               ---------------
 $    7,000,000  TOTAL U.S. TREASURY OBLIGATIONS
---------------
                 (Amortized Cost $7,084,664)................................................   $   7,369,688
                                                                                              ---------------
                 U.S. GOVERNMENT AGENCY ISSUES -- 85.1%
 $    1,000,000  Federal National Mortgage Assoc. Notes, 7.89%, 2/23/00.....................   $  1,024,210
      2,000,000  Student Loan Marketing Assoc. Notes, 6.05%, 9/14/00........................      1,969,014
      1,500,000  Federal National Mortgage Assoc. Notes, 6.35%, 10/19/00....................      1,476,885
      2,000,000  Federal Home Loan Bank Notes, 5.58%, 2/23/01...............................      1,919,962
      1,000,000  Federal National Mortgage Assoc. Notes, 6.45%, 3/26/01.....................        988,910
      2,000,000  Federal National Mortgage Assoc. Notes, 6.83%, 4/23/01.....................      1,997,560
      3,000,000  Federal National Mortgage Assoc. Notes, 6.74%, 5/7/01......................      2,995,049
      1,000,000  Student Loan Marketing Assoc. Medium Term Notes, 7.50%, 7/2/01.............      1,034,020
      3,000,000  Federal Home Loan Bank Notes, 7.31%, 7/6/01................................      3,084,099
      3,000,000  Federal Home Loan Bank Medium Term Notes, 8.43%, 8/1/01....................      3,214,770
      2,300,000  Federal Home Loan Bank Notes, 6.25%, 9/27/01...............................      2,254,388
      1,410,000  Federal National Mortgage Assoc. Strips, 3/9/02............................      1,373,166
      2,000,000  Federal National Mortgage Assoc. Notes, 7.55%, 4/22/02.....................      2,077,688
      1,000,000  Federal Home Loan Mortgage Corp. Notes, 6.07%, 2/5/03......................        957,725
      1,000,000  Federal National Mortgage Assoc. Notes, 6.72%, 2/25/03.....................        983,140
      3,000,000  Federal National Mortgage Assoc. Notes, 6.20%, 7/10/03.....................      2,873,985
      2,000,000  Federal National Mortgage Assoc. Notes, 6.25%, 8/12/03.....................      1,912,284
      2,000,000  Federal Home Loan Mortgage Corp. Notes, 8.19%, 10/6/04.....................      2,065,110
      2,000,000  Federal Home Loan Mortgage Corp. Notes, 8.53%, 11/18/04....................      2,080,774
      1,000,000  Federal National Mortgage Assoc. Notes, 8.50%, 2/1/05......................      1,040,804
      1,000,000  Federal National Mortgage Assoc. Notes, 8.00%, 4/13/05.....................      1,006,810
      1,000,000  Federal Home Loan Mortgage Corp. Notes, 7.83%, 4/13/05.....................      1,021,172
      1,000,000  Federal Home Loan Mortgage Corp. Notes, 7.65%, 5/10/05.....................      1,008,546
      2,000,000  Federal National Mortgage Assoc. Medium Term Notes, 6.85%, 8/22/05.........      1,981,480
      2,000,000  Federal National Mortgage Assoc. Notes, 6.77%, 9/1/05......................      1,969,699
      1,000,000  Federal Home Loan Mortgage Corp. Notes, 6.75%, 1/19/06.....................        957,018
      3,000,000  Federal Home Loan Mortgage Corp. Notes, 8.57%, 10/26/09....................       3,106,854
---------------                                                                               ---------------
 $   48,210,000  TOTAL U.S. GOVERNMENT AGENCY ISSUES
--------------
                 (Amortized Cost $48,449,442) ..............................................   $  48,375,122
                                                                                              ---------------
 $   55,210,000  TOTAL INVESTMENTS AT VALUE
===============
                 (Amortized Cost $55,534,106)...............................................   $  55,744,810
                                                                                              ---------------


INTERMEDIATE TERM GOVERNMENT INCOME FUND (continued)
==========================================================================================================
      FACE                                                                                        MARKET
     AMOUNT      REPURCHASE AGREEMENTS(1)-- 0.4%                                                  VALUE
-----------------------------------------------------------------------------------------------------------
 $      226,000  Nesbitt Burns Securities, Inc., 4.50%, dated 9/30/96, due 10/1/96
                    repurchase proceeds $226,028............................................   $     226,000
---------------                                                                               ---------------
 $      226,000  TOTAL REPURCHASE AGREEMENTS ...............................................    $    226,000
===============                                                                               ---------------
                 TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 98.4% ..............   $  55,970,810

                 OTHER ASSETS AND LIABILITIES, NET-- 1.6% ..................................         895,133
                                                                                              ---------------

                 NET ASSETS-- 100.0% .......................................................   $  56,865,943
                                                                                              ===============

(1)      Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.


ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
September 30, 1996
=========================================================================================================
       PAR                                                                                        MARKET
      VALUE      ADJUSTABLE RATE U.S. GOVERNMENT AGENCY ISSUES-- 93.1%                            VALUE
-----------------------------------------------------------------------------------------------------------

 $    1,458,589  Federal National Mortgage Assoc. #70907, 7.28%, 3/1/18.....................   $  1,508,159
      1,438,922  Federal Home Loan Mortgage Corp. #605793, 7.27%, 5/1/18....................      1,468,593
      1,841,468  Federal National Mortgage Assoc. #70614, 7.08%, 10/1/18....................      1,887,016
      2,043,443  Federal Home Loan Mortgage Corp. #846013, 7.72%, 6/1/22....................      2,108,472
         78,766  Government National Mortgage Assoc. #8182, 7.13%,4/20/23...................         79,799
        967,807  Federal Home Loan Mortgage Corp. #846303, 7.46%, 6/24/26...................      1,000,115
      1,206,404  Federal National Mortgage Assoc. #70176, 7.33%, 8/1/27.....................      1,245,110
      2,143,611  Federal National Mortgage Assoc. #70243, 7.33%, 3/1/28.....................       2,209,417
---------------                                                                               ---------------
 $   11,179,010  TOTAL ADJUSTABLE RATE U.S. GOVERNMENT AGENCY ISSUES
===============
                 (Amortized Cost $11,382,080)...............................................   $  11,506,681
                                                                                              ---------------

============================================================================================================
      FACE                                                                                        MARKET
     AMOUNT      REPURCHASE AGREEMENTS(1)-- 6.2%                                                  VALUE
------------------------------------------------------------------------------------------------------------
 $      769,000  Nesbitt Burns Securities, Inc., 4.50%, dated 9/30/96, due 10/1/96,
                    repurchase proceeds $769,096............................................   $     769,000
---------------                                                                               ---------------
 $      769,000  TOTAL REPURCHASE AGREEMENTS ...............................................   $     769,000
===============                                                                               ---------------
                 TOTAL  INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 99.3% .............   $  12,275,681

                 OTHER ASSETS AND LIABILITIES, NET-- 0.7% ..................................          84,764
                                                                                              ---------------
                 NET ASSETS-- 100.0% .......................................................   $  12,360,445
                                                                                              ===============

(1)      Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.


GLOBAL BOND FUND
PORTFOLIO OF INVESTMENTS
September 30, 1996
==========================================================================================================
             PAR                                                                                  MARKET
            VALUE     INVESTMENTS -- 96.9%                                                         VALUE
----------------------------------------------------------------------------------------------------------
                      U.S. TREASURY OBLIGATIONS -- 20.3%
USD        805,000    U.S. Treasury Notes, 7.50%, 11/15/01..................................   $    839,967
USD      1,490,000    U.S. Treasury Notes, 6.375%, 8/15/02..................................      1,479,290
USD      1,158,000    U.S. Treasury Notes, 7.00%, 7/15/06...................................      1,181,521
USD        300,000    U.S. Treasury Bonds, 6.75%, 8/15/26...................................        293,156
                                                                                             ---------------
                      TOTAL U.S. TREASURY OBLIGATIONS
                      (Amortized Cost $3,766,894)...........................................   $   3,793,934
                                                                                              ---------------
                      ASSET-BACKED SECURITIES -- 1.0%
USD        195,000    American Express Credit Account Master Trust #1996-1, 6.80%, 12/15/03.   $     195,956
                                                                                              ---------------
                      TOTAL ASSET-BACKED SECURITIES
                      (Amortized Cost $196,645).............................................   $     195,956
                                                                                              ---------------
                      FOREIGN GOVERNMENT ISSUES -- 75.6%
AUD        610,000    Government of Australia, 10.00%, 10/15/07.............................   $     559,733
                                                                                              ---------------
CAD      1,890,000    Government of Canada, 7.00%, 12/1/06..................................       1,373,360
CAD        766,000    Government of Canada, 7.25%, 6/1/07...................................         564,173
                                                                                              ---------------
                                                                                                   1,937,533
                                                                                              ---------------
DEM        575,000    Federal Republic of Germany,  6.50%, 3/15/00..........................        400,885
DEM      1,880,000    Federal Republic of Germany,  5.875%, 5/15/00.........................      1,285,450
DEM        595,000    Treuhandanstalt,  7.75%, 10/1/02......................................        434,840
DEM      1,410,000    Treuhandanstalt,  7.125%, 1/29/03.....................................        284,306
DEM      1,036,000    Federal Republic of Germany,  6.50%, 7/15/03..........................         709,859
                                                                                              ---------------
                                                                                                   3,115,340
                                                                                              ---------------
DKK      3,050,000    Government of Denmark, 8.00%, 3/15/06.................................         557,762
                                                                                              ---------------
ESP     44,030,000    Government of Spain, 10.15%,  1/31/06.................................        392,486
ESP     44,300,000    Government of Spain, 8.80%,  4/30/06..................................         354,921
                                                                                              ---------------
                                                                                                     747,407
                                                                                              ---------------
GBP        765,000    U.K. Gilt, 8.50%, 12/7/05.............................................       1,265,891
GBP        673,000    U.K. Gilt, 7.50%, 12/7/06.............................................       1,039,673
                                                                                              ---------------
                                                                                                   2,305,564
                                                                                              ---------------
ITL    590,000,000    Government of Italy, 9.50%,  2/1/99...................................        403,024
ITL    315,000,000    Government of Italy, 10.50%,  4/1/05..................................        232,538
ITL    360,000,000    Government of Italy, 10.50%,  9/1/05..................................        265,828
ITL  1,745,000,000    Government of Italy, 9.50%,  2/1/06...................................       1,225,243
                                                                                              ---------------
                                                                                                   2,126,633
                                                                                              ---------------
NLG      1,380,000    Government of Netherlands, 8.50%,  3/15/01............................         921,909
                                                                                              ---------------


GLOBAL BOND FUND (continued)
============================================================================================================
             PAR                                                                                  MARKET
            VALUE     INVESTMENTS -- 96.9%                                                         VALUE
-------------------------------------------------------------------------------------------------------------
SEK      9,100,000    Government of Sweden, 6.00%,  2/9/05..................................   $   1,257,166
SEK      3,800,000    Government of Sweden, 8.00%,  8/15/07.................................         591,281
                                                                                              ---------------
                                                                                                   1,848,447
                                                                                              ---------------
                      TOTAL FOREIGN GOVERNMENT ISSUES
                      (Amortized Cost $13,820,898)..........................................   $  14,120,328
                                                                                              ---------------
                      TOTAL INVESTMENTS AT VALUE
                      (Amortized Cost $17,784,437)..........................................   $  18,110,218

                      OTHER ASSETS AND LIABILITIES, NET-- 3.1% .............................         578,475
                                                                                              ---------------
                      NET ASSETS-- 100.0% ..................................................   $  18,688,693
                                                                                              ===============

AUD-Australian Dollar               GBP-British Pound Sterling
CAD-Canadian Dollar                 ITL-Italian Lira
DEM-German Deutschemark             NLG-Netherlands Guilder
DKK-Danish Krone                    SEK-Swedish Krona
ESP-Spanish Peseta                  USD-U.S. Dollar

See accompanying notes to financial statements.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
==============================================================================
Arthur Andersen LLP

To the Shareholders and Board of Trustees of Midwest Trust:

We have audited the accompanying statements of assets and liabilities of the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund of Midwest Trust (a Massachusetts business trust), including the portfolios of investments, as of September 30, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Short Term Government Income Fund, the Institutional Government Income Fund, the Intermediate Term Government Income Fund, the Adjustable Rate U.S. Government Securities Fund and the Global Bond Fund of Midwest Trust as of September 30, 1996, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.


/s/ Arthur Andersen LLP


Cincinnati, Ohio,
November 6, 1996